Feb. 23, 2026
Calamos Timpani SMID Growth Fund | Calamos Timpani SMID Growth Fund
Investment Objective
Calamos Timpani SMID Growth Fund's investment objective is capital appreciation.
Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. Investors may pay other fees, such as brokerage commissions and/or other forms of compensation to a financial intermediary, which are not reflected in the tables or the examples below. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in Calamos Funds. More information about these and other discounts is available from your financial professional and under "Fund Facts — What classes of shares do the Funds offer?" on page 144 of the Fund's prospectus, in the Appendix to this prospectus and "Share Classes and Pricing of Shares" on page 71 of the Fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment):
	CLASS A	CLASS I	CLASS R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the redemption price or offering price)	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
	CLASS A	CLASS I	CLASS R6
Management Fee	0.95%	0.95%	0.95%
Distribution and/or Service (12b-1) Fees	0.25%	None	None
Other Expenses	0.50%	0.50%	0.45%
Total Annual Fund Operating Expenses	1.70%	1.45%	1.40%
Expense Reimbursement[1]	(0.35)%	(0.35)%	(0.35)%
Net Annual Fund Operating Expenses	1.35%	1.10%	1.05%

1  The Fund's investment advisor has contractually agreed to reimburse Fund expenses through March 1, 2027 to the extent necessary so that Total Annual Fund Operating Expenses of Class A shares and Class I shares are limited to 1.35% and 1.10% of average net assets, respectively. The Fund's investment advisor has contractually agreed to limit the Fund's annual ordinary operating expenses through March 1, 2027 for Class R6 shares (as a percentage of average net assets) to 1.10% less the Fund's annual sub-transfer agency ratio (the aggregate sub-transfer agency fees of the Fund's other share classes divided by the aggregate average annual net assets of the Fund's other share classes). For purposes of these expense limitations, operating expenses do not include taxes, interest, short interest, short dividend expenses, brokerage commissions, acquired fund fees and expenses, foreign tax reclaim expenses, and extraordinary expenses (as determined in the discretion of Calamos Advisors LLC ("Calamos Advisors")), such as litigation costs. Calamos Advisors may recapture previously waived expense amounts within the same fiscal year for any day where the respective share class's expense ratio falls below the contractual expense limit up to the expense limit for that day. This undertaking is binding on Calamos Advisors and any of its successors and assigns. This agreement is not terminable by either party.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of the reflected time periods. The example also assumes that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, that you pay a maximum initial or contingent deferred sales charge and that the Fund's operating expenses remain the same. Any applicable fee waivers and/or expense reimbursements are reflected in the below examples for the period through March 1, 2027 only. Although your actual performance and costs may be higher or lower, based on these assumptions, your costs would be:

You would pay the following expenses whether or not you redeemed your shares at the end of the period:
	One Year	Three Years	Five Years	Ten Years
Class A	606	952	1,323	2,360
Class I	112	424	759	1,705
Class R6	107	409	734	1,654

You would pay the following expenses whether or not you redeemed your shares at the end of the period:
	One Year	Three Years	Five Years	Ten Years
Class A	606	952	1,323	2,360
Class I	112	424	759	1,705
Class R6	107	409	734	1,654

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 192% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings) in equity securities of small and mid-capitalization ("SMID") companies of issuers primarily located in the United States. The Fund defines a SMID company as a company with a market capitalization less than or equal to that of the company with the largest market capitalization of the Russell 2500® Index or the MSCI USA SMID Cap Index as measured on a rolling 24-month basis over the most recent period. The market capitalization of a security is measured at the time of purchase.

Equity securities in which the Fund invests as a part of its principal investment strategy consist of common stocks and American Depositary Receipts ("ADRs"). The Fund may invest up to 25% of its net assets in foreign securities. Foreign securities are securities issued by issuers that are organized under the laws of a foreign country, that have a substantial portion of their operations or assets in a foreign country or countries, or that derive a substantial portion of their revenue or profits from businesses, investments or sales outside of the United States. The Fund may also invest in foreign securities that are represented in the United States securities markets by ADRs or similar depositary arrangements. The Fund's foreign investments can be denominated in U.S. dollars or in foreign currencies. Calamos Advisors uses fundamental research to evaluate investment opportunities, focusing on companies that it believes have superior management and whose business models have a high potential for earnings upside. Calamos Advisors may actively trade portfolio securities. From time to time, the Fund may have significant investments in certain sectors due to Calamos Advisors' investment process yielding opportunities for sound growth potential within those sectors. The Fund's sector concentrations may vary.

Fund Performance

The following bar chart and table indicate the risks of investing in the Fund by showing changes in the Fund's first full calendar year of performance compared to a broad measure of market performance. All returns include the reinvestment of dividends and distributions. As always, please note that the Fund's past performance (before and after taxes) cannot predict how it will perform in the future. Updated performance information is available at no cost by visiting www.calamos.com or by calling 800.582.6959.

CLASS I* ANNUAL TOTAL RETURN FOR YEARS ENDED 12.31

* Annual returns for Class I are provided because Class I shares represent the largest percentage of assets in the Calamos Family of Funds.
Highest Quarterly Return:	37.58	% (6.30.20)	Lowest Quarterly Return:	-22.94	% (6.30.22)

Average Annual Total Returns as of 12.31.25
AVERAGE ANNUAL TOTAL RETURNS — FOR THE PERIODS ENDED 12.31.25

The following table shows how the Fund's average annual performance (before and after taxes) for the one- and five-year periods ended December 31, 2025 and since the Fund's inception compared with broad measures of market performance. "Since Inception" returns shown for each index are returns since the inception of the Fund's Class A shares, or since the nearest subsequent month end when comparative index data is available only for full monthly periods. The after-tax returns show the impact of assumed federal income taxes on an investment in the Fund. "Return After Taxes on Distributions" shows the effect of taxable distributions, but assumes that you still hold the Fund shares at the end of the period and so do not have any taxable gain or loss on your investment. "Return After Taxes on Distributions and Sale of Fund Shares" shows the effect of taxable distributions and any taxable gain or loss that would be realized if the Fund shares were purchased at the beginning and sold at the end of the specified period.

The after-tax returns are shown only for Class I shares and are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class I will vary from returns shown for Class I. "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.

	INCEPTION DATE OF CLASS	ONE YEAR	FIVE YEAR	SINCE INCEPTION
Class A	7.31.19
Load Adjusted Return before taxes		15.25%	5.33%	11.18%
Class I	7.31.19
Load Adjusted Return before taxes		21.25%	6.63%	12.31%
Load Adjusted Return after taxes on distributions*		20.00%	5.55%	11.43%
Load Adjusted Return after taxes on distributions and sale of Fund shares*		13.49%	4.92%	9.76%
Class R6	7.31.19
Load Adjusted Return before taxes		21.38%	6.65%	12.34%
Russell 3000 Total Return Index[1]		17.15%	13.15%	14.70%
Russell 2500 Growth Index		10.31%	2.98%	8.61%

1  The Fund's investment adviser added the broad-based securities market index in accordance with regulatory disclosure requirements. The Fund continues to use the Russell 2500 Growth Index as an additional benchmark because the investment adviser believes it is more representative of the Fund's investment universe than the broad-based securities market index. All index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.

*  Returns after taxes for Class I are provided because Class I shares represent the largest percentage of assets in the Calamos Family of Funds.